Equity - Balance and Changes in Cumulative Translation Adjustments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Beginning balance	R$ 231,596	R$ 102,427	R$ 65,857
Currency translation adjustment of foreign subsidiaries	97,113	202,277	46,330
Effect of foreign currency exchange rate variation on financial instruments	(36,461)	(110,770)	(14,788)
IRPJ and CSLL on foreign currency exchange rate variation on financial instruments	12,397	37,662	5,028
Ending Balance	R$ 304,645	R$ 231,596	R$ 102,427